Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
8.     Fair Value Measurements
The Company is required to disclose fair value information about all financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate fair value. The Company measures and discloses the estimated fair value of financial assets and liabilities utilizing a fair value hierarchy that distinguishes between data obtained from sources independent of the reporting entity and the reporting entity’s own assumptions about market participant assumptions. This hierarchy consists of three broad levels, as follows: (i) quoted prices in active markets for identical assets or liabilities, (ii) “significant other observable inputs,” and (iii) “significant unobservable inputs.” “Significant other observable inputs” can include quoted prices for similar assets or liabilities in active markets, as well as inputs that are observable for the asset or liability, such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. “Significant unobservable inputs” are typically based on an entity’s own assumptions, since there is little, if any, related market activity. In instances in which the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level of input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. There were no transfers between the levels in the fair value hierarchy during the nine months ended September 30, 2020 and the year ended December 31, 2019.

The following table sets forth the assets and liabilities that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2020 and December 31, 2019:

Assets/(Liabilities)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
September 30, 2020
Interest Rate Swap Liability	$(58,852)	$—	$(58,852)	$—
Corporate Owned Life Insurance Asset	$4,070	$—	$4,070	$—
Mutual Funds Asset	$6,054	$6,054	$—	$—
Deferred Compensation Liability	$(8,687)	$—	$(8,687)	$—
December 31, 2019
Interest Rate Swap Liability	$(24,146)	$—	$(24,146)	$—
Earn-out Liability (due to affiliates)	$(2,919)	$—	$—	$(2,919)
Corporate Owned Life Insurance Asset	$2,134	$—	$2,134	$—
Mutual Funds Asset	$6,983	$6,983	$—	$—
Deferred Compensation Liability	$(9,209)	$—	$(9,209)	$—
Real Estate
For the nine months ended September 30, 2020, the Company determined that three of the Company’s properties were impaired based upon discounted cash flow analyses where the most significant inputs were the market rental rates, terminal capitalization rate and discount rate. The Company considered these inputs as Level 3 measurements within the fair value hierarchy. The following table is a summary of the quantitative information related to the non-recurring
fair value measurement for the impairment of the Company’s real estate properties as of September 30, 2020:

	Range of Inputs or Inputs
Unobservable Inputs:	2200 Channahon Road	Houston Westway I	2275 Cabot Drive
Market rent per square foot	$2.00 to $3.00	$15.00 to $17.00	$11.00 to $12.00
Terminal capitalization rate	9.75%	7.75%	9.00%
Discount rate	14.00%	9.00%	10.25%
Financial Instruments Disclosed at Fair Value
Financial instruments as of September 30, 2020 and December 31, 2019 consisted of cash and cash equivalents, restricted cash, accounts receivable, accrued expenses and other liabilities, and mortgage payable and other borrowings, as defined in Note 5,
Debt
. With the exception of the mortgage loans in the table below, the amounts of the financial instruments presented in the consolidated financial statements substantially approximate their fair value as of September 30, 2020 and December 31, 2019. The fair value of the ten mortgage loans in the table below is estimated by discounting each loan’s principal balance over the remaining term of the mortgage using current borrowing rates available to the Company for debt instruments with similar terms and maturities. The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place
debt.

	September 30, 2020		December 31, 2019
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
BOA Loan	$357,417	$375,000	$369,343	$375,000
BOA/KeyBank Loan	$263,840	$250,000	$264,101	$250,000
AIG Loan II	$120,651	$126,970	$122,258	$126,970
AIG Loan	$103,110	$104,352	$101,663	$105,762
Midland Mortgage Loan	$98,077	$98,687	$99,318	$100,249
Samsonite Loan	$21,418	$20,418	$22,103	$21,154
HealthSpring Mortgage Loan	$20,621	$20,340	$20,868	$20,723
Pepsi Bottling Ventures Loan	$19,054	$18,677	$—	$—
Highway 94 Loan	$14,663	$14,922	$15,101	$15,610
Emporia Partners Mortgage Loan	$1,780	$1,749	$2,105	$2,104

(1)	The carrying values do not include the debt premium/(discount) or deferred financing costs as of September 30, 2020 and December 31, 2019. See Note 5, Debt , for details.

9.	Fair Value Measurements
The Company is required to disclose fair value information about all financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate fair value. The Company measures and discloses the estimated fair value of financial assets and liabilities utilizing a fair value hierarchy that distinguishes between data obtained from sources independent of the reporting entity and the reporting entity’s own assumptions about market participant assumptions. This hierarchy consists of three broad levels, as follows: (i) quoted prices in active markets for identical assets or liabilities, (ii) “significant other observable inputs,” and (iii) “significant unobservable inputs.” “Significant other observable inputs” can include quoted prices for similar assets or liabilities in active markets, as well as inputs that are observable for the asset or liability, such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. “Significant unobservable inputs” are typically based on an entity’s own assumptions, since there is little, if any, related market activity. In instances in which the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level of input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. There were no transfers between the levels in the fair value hierarchy during the years ended December 31, 2019 and 2018.

The following tables set forth the assets and liabilities that the Company measures at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2018:

Assets/(Liabilities)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
December 31, 2019
Interest Rate Swap Liability	$(24,146)	$—	$(24,146)	$—
Earn-out Liability (due to affiliates)	$(2,919)	$—	$—	$(2,919)
Corporate Owned Life Insurance Asset	$2,134	$—	$2,134	$—
Mutual Funds Asset	$6,983	$6,983	$—	$—
Deferred Compensation Liability	$(9,209)	$—	$(9,209)	$—
December 31, 2018
Interest Rate Swap Asset	$5,245	$—	$5,245	$—
Interest Rate Swap Liability	$(6,962)	$—	$(6,962)	$—
Earn-out Liability (due to affiliates)	$(29,380)	$—	$—	$(29,380)
Earn-outs
As part of the Self Administration Transaction, the Current Operating Partnership paid GC LLC in operating units earn-out
consideration of $25.0 million upon completion of the Mergers.
In addition, the Current Operating Partnership will pay GCC in cash earn-out
consideration (“Cash
Earn-Out”)
equal to (i) 37.25% of the amounts received by the Company’s advisor as advisory fees pursuant to the Company’s advisory agreement with respect to the incremental common equity invested in the Company’s follow-on
public offering from April 30, 2019 through the termination of the Company’s follow-on
public offering, plus (ii) 37.25% of the amounts that would have been received by the Company’s advisor as performance distributions pursuant to the operating partnership agreement of the Company, with respect to assets acquired by the Company from April 30, 2019 through the termination of the follow-on
public offering. The Cash
Earn-Out
consideration will accrue on an ongoing basis and be paid quarterly; provided that such cash earn-out
consideration will in no event exceed an amount equal to 2.5% of the aggregate dollar amount of common equity invested in the Company pursuant to its follow-on
public offering from April 30, 2019 through the termination of such follow-on
public offering.
The Company estimates the fair value of the Cash
Earn-Out
liability using a discounted cash flow. The estimate requires the Company to make various assumptions about future equity raised, capitalization rates and annual net operating income growth. The liability is considered a Level 3 input in the fair value hierarchy. During the year ended December 31, 2019, the Company recorded an adjustment of approximately $1.5 million as a reduction in the Company’s liability. As of December 31, 2019, the fair value of the liability was estimated to be $2.9 million. As of December 31, 2019, no payments on the estimated liability have occurred.
Real Estate
For the year ended December 31, 2019, the Company determined that two of the Company’s properties were impaired based upon discounted cash flow analyses where the most significant inputs were the market rental rates, terminal capitalization rate and discount rate. The Company considered these inputs as Level 3 measurements within the fair value hierarchy. The following table is a summary of the quantitative information related to the non-recurring
fair value measurement for the impairment of the Company’s real estate properties as of December 31, 2019.

	Range of Inputs or Inputs
	December 31, 2019
Unobservable Inputs	2200 Channahon Road	Houston Westway I
Market rent per square foot	$2.00 to $3.00	$15.00 to $17.00
Terminal capitalization rate	9.25%	7.75%
Discount rate	10.50%	9.00%
Investment in Unconsolidated Entities
For the year ended December 31, 2019, the Company determined that its investment in the Digital Realty Trust, Inc. joint venture was other-than-temporarily impaired. The estimation of value for the Digital Realty Trust, Inc. includes an analysis of the Company’s share of net assets, after consideration of the fair value of the Digital Realty Trust, Inc’s. assets and liabilities, pursuant to the distribution provisions provided for in the operating agreement. The value of the underlying real estate asset was determined using discounted cash flow analyses where the most significant inputs were market rental rates, terminal capitalization rate and discount rate.
The Company considered these inputs as Level 3 measurements within the fair value hierarchy. The following table is a summary of the quantitative information related to the non-recurring
fair value measurement for the impairment on the Company’s investment in unconsolidated entities as of December 31, 2019:

Range of Inputs or Inputs
Unobservable Inputs	December 31, 2019
Market rent per kilowatt-hour (kWh)	$80.00 to $90.00
Terminal capitalization rate	6.00%
Discount rate	6.75%

Financial Instruments Disclosed at Fair Value
Financial instruments as of December 31, 2019 and December 31, 2018 consisted of cash and cash equivalents, restricted cash, accounts receivable, accrued expenses and other liabilities, and mortgage payable and other borrowings, as defined in Note 6,
Debt
. With the exception of the mortgage loans in the table below, the amounts of the financial instruments presented in the consolidated financial statements substantially approximate their fair value as of December 31, 2019 and December 31, 2018. The fair value of the five mortgage loans in the table below is estimated by discounting each loan’s principal balance over the remaining term of the mortgage using current borrowing rates available to the Company for debt instruments with similar terms and maturities. The Company determined that the mortgage debt valuation in its entirety is classified in Level 2 of the fair value hierarchy, as the fair value is based on current pricing for debt with similar terms as the in-place
debt.

	December 31, 2019		December 31, 2018
	Fair Value	Carrying Value (1)	Fair Value	Carrying Value (1)
Samsonite	$22,103	$21,154	$22,440	$22,085
Highway 94 loan	$15,101	$15,610	$15,601	$16,497
AIG Loan II	$122,258	$126,970	$—	$—
BOA/KeyBank Loan	$264,101	$250,000	$—	$—
AIG Loan	$101,663	$105,762	$108,032	$107,562

(1)	The carrying values do not include the debt premium/(discount) or deferred financing costs as of December 31, 2019 and December 31, 2018. See Note 6, Debt , for details.